UNITED STATES
        SECURITIES AND EXCHANGE           OMB APPROVAL
              COMMISSION
        Washington, D.C.  20549        OMB Number:
                                       3235-0456
                                       Expires:  April 30,
                                       1998
              FORM 24f-2               Estimated average
                                       burden
      Annual Notice of Securities      hours per response:
                 Sold                  . 0
         Pursuant to Rule 24f-2

   Read instructions at end of Form before preparing Form.
                    Please print or type.

1.   Name and address of issuer:             Enterprise
Capital Management
                         3343 Peachtree Road, N.E. Suite
                         450
                         Atlanta, GA  30326-1022

2. Name of each series or class of funds for which this notice is filed:

               Enterprise Accumulation Trust

3.   Investment Company Act File Number:

               Securities Act File Number: 33-21534


4. Last day of fiscal year for which this notice is filed:

               December 31, 1996


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purpose of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:



6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see
  Instruction A.6):




7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1993 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:


8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                       SEC 2393 (9/95)
9. Number and aggregate sale price of securities sold during the fiscal year:

                 0 shares
               $0

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

               0 shares
               $0

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

               0 shares
               $0

 12.      Calculation of registration fee:
(i)Aggragate sale price of securities sold
during the fiscal year in reliance on rule  $  0
24f-2 (from Item 10):

(ii)Aggregate price of shares issued in
connection with dividend reinvestment
plans (from Item 11, if applicable):        +   0

(iii)Aggregate price of shares redeemed or
repurchased during the fiscal year (if      -  0
applicable):

(iv)Aggregate price of shares redeemed or
repurchased and previously applied as a
reduction to filing fees pursuant to        +
rule24e-2 (if applicable):

(v)Net aggregate price of securities sold
and issued during the fiscal year in
reliance on rule 24f-2 [line(i), plus line
(ii), less line (iii), plus line (iv)] (if     0
applicable):

(vi)Multiplier prescribed by Section 6(b)
of the Securities Act of 1993 or other
applicable law or regulation(see            x
Instruction C.6):                           1/3300

(vii)Fee due [line (i) or line                        0
(v)multiplied by line (vi)]:

Instruction:   Issuers should complete lines (ii), (iii),
(iv), and (v) only if the form being filed within 60 days after the close of the issuer's fiscal year. See
Instruction C.3.
11. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures
(17 CFR 202.3a).

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                        SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)*
     _______________________________________________


_______________________________________________


     Date _____________

 * Please print the name and title of the signing officer
                   below the signature.